Condensed consolidated statements of operations (unaudited) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 14, 2023	Dec. 31, 2022
Revenues
Gain (loss) on derivative instruments, net			$ 417,034	$ 51,957	$ (4,793,790)
Other revenue			169,743	520,451	255,952
Total revenues			7,759,190	24,238,482	35,403,940
Expenses
Production taxes, transportation and processing			581,019	2,117,800	3,484,477
Lease operating			2,923,802	8,692,752	8,418,739
Depletion, depreciation and amortization			417,381	1,497,749	1,613,402
Accretion of asset retirement obligations			341,066	848,040	1,575,296
General and administrative			1,271,416	3,700,267	2,953,202
Acquisition costs
Total expenses			5,534,684	16,856,608	18,045,116
Operating income (loss)			2,224,506	7,381,874	17,358,824
Other Income (expenses)
Net loss on asset sales and impairment				(816,011)
Change in fair value of warrant liability
Change in fair value of forward purchase agreement liability
Amortization of debt discount
Interest expense			(315,092)	(1,834,208)	(1,076,060)
Interest income			85,429	313,401
Insurance policy recovery					2,000,000
Other Income (expense)			(85,972)	(74,193)	13,238
Total other income (expenses)			(315,635)	(2,411,011)	937,178
Income (loss) before income taxes			1,908,871	4,970,863	18,296,002
Income tax provision
Net income (loss)			1,908,871	4,970,863	18,296,002
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.			$ 1,908,871	$ 4,970,863	$ 18,296,002
Weighted average share outstanding, common stock - basic and diluted (in Shares)
Net income (loss) per share of common stock – basic and diluted (in Dollars per share)
Crude oil
Revenues
Revenues			$ 6,914,248	$ 22,856,521	$ 37,982,367
Natural gas and natural gas liquids
Revenues
Revenues			$ 258,165	$ 809,553	$ 1,959,411
Successor
Revenues
Gain (loss) on derivative instruments, net	$ 340,808	$ (1,997,247)
Other revenue	50,738	130,588
Total revenues	2,975,661	3,283,099
Expenses
Production taxes, transportation and processing	226,062	428,280
Lease operating	1,453,367	3,123,525
Depletion, depreciation and amortization	352,127	476,074
Accretion of asset retirement obligations	11,062	33,005
General and administrative	3,553,117	2,309,824
Acquisition costs	9,999,860
Total expenses	15,595,595	6,370,708
Operating income (loss)	(12,619,934)	(3,087,609)
Other Income (expenses)
Net loss on asset sales and impairment
Change in fair value of warrant liability	187,704	(624,055)
Change in fair value of forward purchase agreement liability	3,268,581	(349,189)
Amortization of debt discount	(1,191,553)	(813,181)
Interest expense	(1,043,312)	(1,860,582)
Interest income	6,736	15,105
Insurance policy recovery
Other Income (expense)	2,937	723
Total other income (expenses)	1,231,093	(3,631,179)
Income (loss) before income taxes	(11,388,841)	(6,718,788)
Income tax provision	2,387,639	1,431,936
Net income (loss)	(9,001,202)	(5,286,852)
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to HNR Acquisition Corp.	$ (9,001,202)	$ (5,286,852)
Weighted average share outstanding, common stock - basic and diluted (in Shares)	5,235,131	5,235,131
Net income (loss) per share of common stock – basic and diluted (in Dollars per share)	$ (1.72)	$ (1.01)
Successor | Crude oil
Revenues
Revenues	$ 2,513,197	$ 4,971,150
Successor | Natural gas and natural gas liquids
Revenues
Revenues	$ 70,918	$ 178,608